UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: September 30, 2011

        Check here if Amendment [_]; Amendment Number:

        This Amendment (Check only one.):
               [_] is a restatement.
               [_] adds new holdings entries.

        Institutional Investment Manager Filing this Report:

        Name:                 Park West Asset Management LLC
        Address:              900 Larkspur Landing Circle, Suite 165
                              Larkspur, California 94939

        Form 13F File Number:

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                November 9, 2011


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                0

Form 13 F Information Table Entry Total:         54

Form 13 F Information Table Value Total:   $474,787(in thousands)

List of Other Included Managers:            NONE

                         Park West Asset Management LLC
                           Form 13 F Holdings Report
                                September 30, 2011



Column 1                             Column 2      Column 3 Column 4         Column 5        Column 6 Column 7       Column 8
--------------------------------  --------------  ---------  -------  ---------------------  -------- -------- ---------------------
                                     Title of                 Value    Shares/    Sh/  Put/  Invstmnt  Other      Voting  Authority
Name of Issuer                         Class        Cusip   (x$1000)  Prn Amt     Prn  Call  Dscretn   Mngrs     Sole    Shared None
--------------------------------  --------------  ---------  -------  --------  ------ ----  -------- -------- --------- ------ ----
ABAXIS INC                        COM             002567105   5,045      220,200  SH           SOLE               220,200
ACACIA RESH CORP                  ACACIA TCH COM  003881307   3,894      108,197  SH           SOLE               108,197
ACCELRYS INC                      COM             00430U103  28,497    4,702,452  SH           SOLE             4,702,452
ACCURIDE CORP NEW                 COM NEW         00439T206     605      118,199  SH           SOLE               118,199
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1 00828UAB9  18,713   18,190,000  PRN          SOLE            18,190,000
AIR METHODS CORP                  COM PAR $.06    009128307     637       10,000  SH           SOLE                10,000
AMERICAN DENTAL PARTNERS          COM             025353103   1,606      166,279  SH           SOLE               166,279
AMERIGON INC                      COM             03070L300  15,510    1,218,362  SH           SOLE             1,218,362
APPLE INC                         COM             037833100   2,401        6,297  SH           SOLE                 6,297
ASSET ACCEPTANCE CAPITAL CORP CMN COM             04543P100   2,329      691,154  SH           SOLE               691,154
CAI INTERNATIONAL INC             COM             12477X106   8,996      767,585  SH           SOLE               767,585
CVR ENERGY INC                    COM             12662P108   4,232      200,198  SH           SOLE               200,198
CAPLEASE INC                      COM             140288101     198       54,927  SH           SOLE                54,927
CLEARWATER PAPER CORP             COM             18538R103  18,927      556,992  SH           SOLE               556,992
COINSTAR INC                      COM             19259P300  20,000      500,001  SH           SOLE               500,001
COGENT COMM GROUP INC             NOTE 1% 6/1     19239VAB0  19,025   21,619,000  PRN          SOLE            21,619,000
CONSTANT CONTACT INC              COM             210313102   5,242      303,200  SH           SOLE               303,200
CORRECTIONS CORP AMER NEW         COM NEW         22025Y407   5,839      257,355  SH           SOLE               257,355
CREXUS INVT CORP                  COM             226553105  10,304    1,160,382  SH           SOLE             1,160,382
DEALERTRACK HLDGS INC             COM             242309102   2,977      190,000  SH           SOLE               190,000
EZCORP INC                        CL A NON VTG    302301106  23,585      826,375  SH           SOLE               826,375
FEIHE INTL INC                    PUT             31429Y103      53        9,844  SH   PUT     SOLE                 9,844
GAMESTOP CORP NEW                 CL A            36467W109  13,444      582,000  SH           SOLE               582,000
GENCORP INC                       COM             368682100   3,892      866,745  SH           SOLE               866,745
GENTEX CORP                       COM             371901109  15,475      643,443  SH           SOLE               643,443
GLOBE SPECIALTY METALS INC        COM             37954N206  10,488      722,337  SH           SOLE               722,337
GOOGLE INC                        COM             38259P508   6,052       11,750  SH           SOLE                11,750
GRAPHIC PACKAGING HLDG CO         COM             388689101   1,681      487,153  SH           SOLE               487,153
HESKA CORP                        COM RESTRC NEW  42805E306      48        5,543  SH           SOLE                 5,543
INTUIT                            COM NEW         461202103   7,808      164,596  SH           SOLE               164,596
JARDEN CORP                       COM             471109108   1,413       50,000  SH           SOLE                50,000
JOS A BANK CLOTHIERS INC          COM             480838101  18,909      405,508  SH           SOLE               405,508
KEYW HLDG CORP                    COM             493723100     306       42,998  SH           SOLE                42,998
KNOLOGY INC                       COM             499183804   5,880      453,005  SH           SOLE               453,005
MI DEVELOPMENTS INC               COM             55304X104  22,228      837,203  SH           SOLE               837,203
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT  55608B105  22,132      986,253  SH           SOLE               986,253
MACQUARIE INFRASTR CO LLC         CALL            55608B105   1,488       66,288  SH   CALL    SOLE                66,288
MEDCATH CORP                      COM             58404W109  12,411      894,147  SH           SOLE               894,147
META FINL GROUP INC               COM             59100U108     537       28,459  SH           SOLE                28,459
MOVE INC COM                      COM             62458M108   6,831    4,710,869  SH           SOLE             4,710,869
NORDION INC                       COM             65563C105  41,530    4,708,653  SH           SOLE             4,708,653
PAIN THERAPEUTICS INC             COM             69562K100   1,285      269,961  SH           SOLE               269,961
QUESTCOR PHARMACEUTICALS INC      COM             74835Y101   2,737      100,404  SH           SOLE               100,404
SABA SOFTWARE INC                 COM NEW         784932600   5,725      993,867  SH           SOLE               993,867
SHUTTERFLY INC                    COM             82568P304  14,138      343,314  SH           SOLE               343,314
SUPPORT COM INC                   COM             86858W101     732      369,814  SH           SOLE               369,814
TERRA NOVA RTY CORP               COM             88102D103  15,097    2,221,824  SH           SOLE             2,221,824
TREX INC                          COM             89531PAA3   2,458      153,310  SH           SOLE               153,310
TRINITY BIOTECH PLC               SPON ADR NEW    896438306   8,937      975,700  SH           SOLE               975,700
URANERZ ENERGY CORPORATION CMN    COM             91688T104     411      300,000  SH           SOLE               300,000
VALUEVISION MEDIA INC             CL A            92047K107   3,093    1,310,718  SH           SOLE             1,310,718
WI-LAN INC                        COM             928972108   3,491      605,000  SH           SOLE               605,000
WESTERN REFNG INC                 CALL            959319104   2,462      197,630  SH   CALL    SOLE               197,630
XERIUM TECHNOLOGIES INC           COM NEW         98416J118   7,317      698,878  SH           SOLE               698,878
VISTAPRINT NV                     COM             N93540107  15,737      582,200  SH           SOLE               582,200